Pension Plans and Other Postretirement Benefits (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	$ 9	$ 7	$ 7
Termination and other	0	0
Service cost	2	1	1
Defined Benefit Plan, Interest Cost	5	5	5
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Actuarial Gain (Loss)	59	31
Defined Benefit Plan, Benefits Paid	(7)	(4)
Defined Benefit Plan, Benefit Obligation	314	241
Defined Benefit Plan, Actual Return on Plan Assets	12	(1)
Defined Benefit Plan, Contributions by Employer	19	18
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(2)	1
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	9
Defined Benefit Plan, Fair Value of Plan Assets	125	103	89
Projected benefit obligation	(340)	(285)
Other Assets, Noncurrent	108	89
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	125	103
Defined Benefit Plan, Fair Value of Plan Assets	218	184
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum		34.50%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	5.00%
Amortization of prior service cost (benefit)	1	0
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.00%	4.58%
Defined Contribution Plan, Cost Recognized	6	6	4
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	1.75%
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	1	1
Defined Benefit Plan, Amortization of Net Gains (Losses)	(6)	10
Net actuarial gains recognized in other comprehensive income	17
Prior service costs recognized in other comprehensive income	1
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	2	1	1
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	6	10
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation		9
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum		41.50%
Defined Benefit Plan, Curtailments	(1)	6	0
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	242	227
Short-term Debt, Weighted Average Interest Rate	9.78%	9.90%
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(215)	(182)
Prior service benefit	(5)	(6)
Unrecognized prior service cost	9	10
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	9
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	11
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	10
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	13
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	83
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	54	25
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	19	14	14
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	(1)	(1)
Termination and other	0	0
Service cost	18	19	15
Defined Benefit Plan, Interest Cost	7	7	5
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(1)	(1)
Defined Benefit Plan, Benefit Obligation	161	118
Defined Benefit Plan, Actual Return on Plan Assets	9	0
Defined Benefit Plan, Contributions by Employer	13	14
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	0	0
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	3
Defined Benefit Plan, Fair Value of Plan Assets	91	70	57
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	91	70
Defined Benefit Plan, Fair Value of Plan Assets	140	102
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.20%	5.02%	5.60%
Expected return on plan assets	(6)	(5)	(4)
Expected Company Contributions	4
Defined Benefit Plan, Amortization of Gains (Losses)	1	0	(1)
Defined Benefit Plan, Curtailments	(1)	(6)	0
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	4.25%	4.38%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.50%	7.50%	8.00%
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	157	137
Accumulated benefit obligations in excess of plan assets of unfunded plans	21	16
Projected Benefit obligation of plans with accumulated benefit obligations in excess of plan assets of unfunded plans	21	16
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	4
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	4
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	5
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	40
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	9	11	8
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	0	0	0
Termination and other	0	0
Service cost	6	7	6
Defined Benefit Plan, Interest Cost	4	4	3
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Benefits Paid	(6)	(3)
Defined Benefit Plan, Benefit Obligation	153	123
Defined Benefit Plan, Actual Return on Plan Assets	3	(1)
Defined Benefit Plan, Contributions by Employer	6	4
Defined Benefit Plan, Foreign Currency Exchange Rate Changes, Plan Assets	(2)	1
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	6
Defined Benefit Plan, Fair Value of Plan Assets	34	33	32
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	34	33
Defined Benefit Plan, Fair Value of Plan Assets	78	82
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.38%	3.00%	2.58%
Expected return on plan assets	(1)	(1)	(1)
Expected Company Contributions	3
Defined Benefit Plan, Amortization of Gains (Losses)	0	1	0
Defined Benefit Plan, Curtailments	0	0	0
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.42%	2.25%	2.06%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	3.31%	2.72%	2.71%
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	85	90
Accumulated benefit obligations in excess of plan assets of unfunded plans	75	41
Projected Benefit obligation of plans with accumulated benefit obligations in excess of plan assets of unfunded plans	77	42
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	6
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	7
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	6
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	8
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	43
Postretirement [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	(17)	5
Service cost	2	1
Defined Benefit Plan, Interest Cost	5	5
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Plan Amendments	0	1
Defined Benefit Plan, Benefits Paid	(3)	(2)
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	5
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	91	104	94
Fair Value, Inputs, Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	70
Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	28	16
Fair Value, Inputs, Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	91	0
Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	17
Fair Value, Inputs, Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	18
Defined Benefit Plan, Actuarial Gain (Loss)	23	25
Curtailment gain	(18)
Defined Benefit Plan, Fair Value of Plan Assets	91	70
Projected benefit obligation	(178)	(153)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(87)	(83)
Prior service benefit	(1)	(2)
Defined Benefit Plan, Amortization of Net Gains (Losses)	(1)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	22	23
Estimated prior service benefit and net actuarial loss to be amortized, next fiscal year	1
Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	30
Defined Benefit Plan, Actuarial Gain (Loss)	36	6
Curtailment gain	0
Defined Benefit Plan, Fair Value of Plan Assets	34	33
Projected benefit obligation	(162)	(132)
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net Gain (Loss) Recognized in Net Periodic Benefit Cost, Net of Tax	(128)	(99)
Prior service benefit	(4)	(4)
Defined Benefit Plan, Amortization of Net Gains (Losses)	0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized Gain (Loss) Arising During Period, Net of Tax	30
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	32	2
Estimated prior service benefit and net actuarial loss to be amortized, next fiscal year	2
Pension Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations in excess of plan assets of unfunded plans	96	57
Projected Benefit obligation of plans with accumulated benefit obligations in excess of plan assets of unfunded plans	98	58
Other Debt Obligations [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	2
Other Debt Obligations [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5	2
Other Debt Obligations [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Debt Obligations [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Corporate Bond Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	41.00%	0.00%
Defined Benefit Plan, Fair Value of Plan Assets	37
Defined Benefit Plan, Target Plan Asset Allocations	41.00%
Corporate Bond Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	38.00%	25.00%
Defined Benefit Plan, Fair Value of Plan Assets	6	7
Defined Benefit Plan, Target Plan Asset Allocations	41.00%
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	7
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	37
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Corporate Bond Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Cash and Cash Equivalents [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		70
Cash and Cash Equivalents [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		70
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Investments [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	0.00%	100.00%
Other Investments [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	25.00%	58.00%
Defined Benefit Plan, Fair Value of Plan Assets	3	2
Defined Benefit Plan, Target Plan Asset Allocations	22.00%
Other Investments [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3	2
Other Investments [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Other Investments [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Insurance contracts [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	17
Insurance contracts [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Insurance contracts [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6	17
Insurance contracts [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Equity Securities [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	59.00%	0.00%
Defined Benefit Plan, Fair Value of Plan Assets	54
Defined Benefit Plan, Target Plan Asset Allocations	59.00%
Equity Securities [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	37.00%	17.00%
Defined Benefit Plan, Fair Value of Plan Assets	13	5
Defined Benefit Plan, Target Plan Asset Allocations	37.00%
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	13	5
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	54
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0
Equity Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Pension liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	88	101
Accrued expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	3	3
Net [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	4
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	5
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	5
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	27
Gross [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	4
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	5
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	5
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	27
Expected Medicare Part D subsidy [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	0
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	0
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	0
Projected benefit obligation [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	52	4
Service cost	24	26
Defined Benefit Plan, Interest Cost	11	11
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Plan Amendments	0	(4)
Defined Benefit Plan, Benefits Paid	(7)	(7)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(6)	3
Curtailment gain	(19)	(6)
Defined Benefit Plan, Benefit Obligation	340	285	258
Projected benefit obligation [Member] | United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	20	21
Service cost	18	19
Defined Benefit Plan, Interest Cost	7	7
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Plan Amendments	0	0
Defined Benefit Plan, Benefits Paid	(1)	(1)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	0	0
Curtailment gain	(19)	(6)
Defined Benefit Plan, Benefit Obligation	178	153	113
Projected benefit obligation [Member] | Foreign Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Actuarial Gain (Loss)	32	(17)
Service cost	6	7
Defined Benefit Plan, Interest Cost	4	4
Defined Benefit Plan, Contributions by Plan Participants	0	0
Defined Benefit Plan, Plan Amendments	0	(4)
Defined Benefit Plan, Benefits Paid	(6)	(6)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)	(6)	3
Curtailment gain	0	0
Defined Benefit Plan, Benefit Obligation	162	132	145
Maximum [Member] | Multi-employer plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense	$ 1	$ 1	$ 1